Summary of significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
IFRS 16 - Leases
3.1.	IFRS 16 – Leases

IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases, from the lessees and lessors’ perspectives.

Among the changes arising from IFRS 16, this standard eliminated the classification of leases as either operating or finance leases for lessees, providing for a single lessee accounting model in which all leases result in the recognition of a right-of-use asset and a lease liability.

Following the adoption of IFRS 16, lease payments under operating leases are not charged to operating results on accrual basis. Instead, depreciation of the right to use a leased asset, as well as the finance expenses and foreign exchange gains or losses over the lease liability, affect the results. See notes 9, 14 and 25 for the impacts of such payments in the statement of income for the period.

The Company applies the short-term lease exemption and recognizes payments associated with such leases as expenses over the term of the arrangements.

In the statement of cash flows, operating lease payments, which were previously presented within Cash flows from operating activities, are presented from 2019 onwards as Cash flows from financing activities, comprising the settlement of lease liabilities. However, such change does not affect the Company’s cash and cash equivalents balance.

The company did not apply the recognition exemption related to leases for which the underlying asset is of low value.

According to the transition provisions set forth in IFRS 16, the Company applied this standard retrospectively with the cumulative effect of its initial application recognized at January 1, 2019, without restatement of prior period information, and the following practical expedients were chosen:

a)	Application of this Standard to contracts that were previously identified as leases (note 18.2 to the Company’s audited financial statements ended December 31, 2018);

b)

Lease liabilities measured at the present value of the remaining lease payments, net of applicable recoverable taxes, discounted by the lessee’s incremental borrowing rate at the date of initial application;

c)

Recognition of right-of-use assets at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to that lease recognized in the statement of financial position immediately before the date of initial application, excluding initial direct costs.

Foreign exchange gains and losses arising from lease arrangements denominated in U.S. dollars were designated for hedging relationship according to the current cash flow hedge accounting policy involving the Company’s future exports.

Disclosure

At January 1, 2019, the Company accounted for right-of-use assets and lease liabilities at the same amount (US$ 26,575) and, as a result, the impacts arising from the initial application of this standard did not affect equity. The right-of-use assets are presented as Property, plant and equipment (PP&E), primarily comprising the following underlying assets: oil and gas producing units, vessels, lands and buildings, helicopters, drilling rigs and other exploration and production equipment. The lease liabilities are presented as a separate line item in the statement of financial position.

Right-of-use by underlying asset
Oil and gas producing units	12,925
Vessels	11,996
Lands and buildings	1,011
Others	643

Total	26,575

Reconciliation between operating lease commitments disclosed as of December 31, 2018 and lease liabilities recognized at the date of initial application is presented below:

Commitment to operating lease as of December 31, 2018	95,379

Commitments for which lease terms have not commenced	(54,825)
Discount	(9,980)
Short-term leases and others	(3,999)

Initial application	26,575

Finance lease (IAS 17) recognized at December 31, 2018	185

Lease liability at January1, 2019	26,760

In the statement of cash flows, operating lease payments, which were previously presented within cash flows from operating activities, are presented as cash flows from financing activities. These amounts totaled US$ 2,274 in the six-month period ended June 30, 2019.

Key estimates and judgments

The incremental borrowing rates used to determine the present value of the remaining lease payments were determined mainly based on the Company’s cost of funding based on yields of bonds issued by the Company, adjusted according to the terms and currency of the lease arrangements, economic environment of the country where the lessee operates and similar collaterals.

The average incremental borrowing rate was 6.06% p.a. at the adoption of IFRS 16.

Other significant matters

The changes arising from the adoption of IFRS 16 did not impact the Company’s business practice and there was no need to renegotiate covenant clauses in finance debts.

IFRIC 23 - Uncertainty over Income Tax Treatments
3.2.	IFRIC 23 – Uncertainty over Income Tax Treatments

IFRIC 23 clarifies how to apply the recognition and measurement requirements in IAS 12 when there is uncertainty over income tax treatments. The Company did not identify any material impact arising from IFRIC 23.